                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

November 6, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  American Century California Tax-Free and Municipal Funds (the "Registrant")
     1933 Act File No. 2-82734
     1940 Act File No. 811-3706

Ladies and Gentlemen:

     Accompanying  this  letter for filing  pursuant  to Rule  30b2-1  under the
Investment Company Act of 1940, as amended,  is the Registrant's  report on Form
N-CSR, including copies of the Registrant's Annual Reports to shareholders dated
August 31, 2008.

     Should you have any  questions or concerns  regarding  this filing,  please contact the undersigned at (816) 340-9079.

Sincerely,

/s/ Stephanie LaSalle
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Stephanie LaSalle
Regulatory Filings Specialist - Senior